RELATED PARTY TRANSACTION AND BALANCES	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTION AND BALANCES
RELATED PARTY TRANSACTION AND BALANCES

19.   RELATED PARTY TRANSACTION AND BALANCES

The Company has entered into royalty agreements with Recruit Management Solutions Co., Ltd. (“RMS”) and Recruit Career Co., Ltd. (“RCC”), which are wholly owned subsidiaries of Recruit Holdings Co., Ltd. (“Recruit”), for the use of training and online assessment materials. Recruit is a shareholder of the Company. RMS took over the human resource assessment solutions business, by means of absorption-type split, from RCC on April 1, 2018 due to business reorganization. The royalty fees charged by RMS were RMB285, RMB345 and RMB185 during the years ended December 31, 2018, 2019 and 2020, respectively. The royalty fees charged by RCC were RMB14, nil and nil during the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2019 and 2020, the royalty payables due to RMS were RMB78 and RMB90, respectively.